Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Mar. 30, 2017 MXN ($) $ / shares shares	Mar. 31, 2016 MXN ($) $ / shares shares	Mar. 26, 2015 MXN ($) $ / shares shares	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 MXN ($) shares	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 MXN ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 MXN ($) shares
Disclosure of Classes of Share Capital [Line Items]
Investment in CPOs				$ 301	$ 327
Investment in CPOs | shares				20,541,277	19,751,229
Increase in variable common stock issued through the capitalization of retained earning | shares	1,687,000,000	1,616,000,000	1,500,000,000
Increase in common stock	$ 5	$ 4	$ 4
Nominal value of common stock per CPO | $ / shares	$ 0.00833	$ 0.00833	$ 0.00833
Additional paid-in capital	$ 9,459	$ 6,966	$ 7,613					$ 140,483		$ 123,174
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares	258,000,000	297,000,000	297,000,000
Percentage of net income allocation toward legal reserve				5.00%
Legal reserve								1,804
Non-controlling interest and perpetual debentures								30,879		28,951
Other equity reserve								13,483		24,793
Additional paid-in capital [member]
Disclosure of Classes of Share Capital [Line Items]
Additional paid-in capital								817		742		$ 655
Non-controlling Interest [Member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures								22,095		19,876
Net income attributable to noncontroling interest				$ 1,417	$ 1,173	$ 923
Interest Expense [Member]
Disclosure of Classes of Share Capital [Line Items]
Other equity reserve								482		507		432
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling ownership interest percentage				30.20%
Perpetual Subordinated Bonds [Member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures							$ 447	$ 8,784	$ 438	$ 9,075	$ 440	$ 7,581
CPO [Member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock issued through the capitalization of retained earning | shares	562,000,000	539,000,000	500,000,000
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares	86,000,000	99,000,000	99,000,000
Number of shares issued | shares							53,200,000	53,200,000	53,900,000	53,900,000	49,200,000	49,200,000